Goodwill (Schedule Of Changes In Carrying Amounts Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Costs:
Beginning balance	$ 101,937	$ 0
Addition in goodwill related to acquisitions	22,445	99,654
Subtraction in goodwill related to disposals	(4,741)
Impairment loss	(29,055)	0	$ 0
Exchange difference	(6,152)	2,283
Ending balance	$ 84,434	$ 101,937	$ 0